UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006

Date of reporting period: 03/31/2006

Item 1. Schedule of Investments.

                                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  Nicholas Money Market Fund, Inc.
                                          AS OF: 03/31/06

                                                                                        AMORTIZED COST
                                                                                        --------------

Commercial Paper   (100.42%)
-------------------------------------------------------------
        $  700,000   ABN AMRO North America Finance Inc.                                   $   699,387
                      04/10/2006 4.60%
           165,000   ABN AMRO North America Finance Inc.                                       164,641
                      04/20/2006 4.70%
         1,755,000   ABN AMRO North America Finance Inc.                                     1,750,185
                      04/25/2006 4.60%
           505,000   AIG Funding, Inc.                                                         502,511
                      05/11/2006 4.77%
         1,880,000   AIG Funding, Inc.                                                       1,865,580
                      06/01/2006 4.80%
         1,245,000   AIG Funding, Inc.                                                       1,234,738
                      06/05/2006 4.83%
         1,500,000   ANZ (Delaware) Inc.                                                     1,497,225
                      04/18/06 4.56%
         1,000,000   ANZ National (International) Ltd.                                         994,876
                      05/12/2006 4.83%
         1,015,000   ANZ National (International) Ltd.                                       1,005,121
                      06/15/2006 4.93%
           430,000   AT&T Inc.                                                                 429,599
                      04/10/2006 4.87%
         1,685,000   AT&T Inc.                                                               1,679,962
                      04/26/2006 4.77%
         2,000,000   American Express Credit Corporation                                     1,999,510
                      04/05/2006 4.52%
         1,500,000   American Honda Finance Corporation                                      1,499,817
                      04/04/06 4.49%
           675,000   American Honda Finance Corporation                                        674,407
                      04/10/2006 4.62%
           735,000   American Honda Finance Corporation                                        734,262
                      04/11/2006 4.62%
           800,000   American Honda Finance Corporation                                        796,845
                      05/04/2006 4.69%
         2,600,000   BASF A.G.                                                               2,600,000
                      04/03/2006 4.55%
         1,000,000   BASF A.G.                                                                 998,755
                      04/13/2006 4.59%
           200,000   Bank of America Corporation                                               199,766
                      04/12/2006 4.75%
         1,135,000   Bank of America Corporation                                             1,128,549
                      05/17/2006 4.77%
         1,165,000   Bank of America Corporation                                             1,158,443
                      05/17/2006 4.72%
           500,000   Barclays U.S. Funding LLC                                                 499,056
                      04/18/2006 4.64%
         2,250,000   Barclays U.S. Funding LLC                                               2,241,300
                      05/03/2006 4.74%
         1,495,000   Citigroup Funding Inc.                                                  1,494,452
                      04/06/2006 4.51%
         1,250,000   Citigroup Funding Inc.                                                  1,242,072
                      05/22/2006 4.78%
           790,000   Coca-Cola Company (The)                                                   788,617
                      04/17/2006 4.60%
         1,320,000   Coca-Cola Company (The)                                                 1,317,030
                      04/21/2006 4.60%
         1,500,000   Coca-Cola Company (The)                                                 1,488,933
                      05/30/2006 4.77%
           800,000   Credit Suisse First Boston (USA) Inc.                                     799,191
                      04/11/2006 4.65%
         1,159,000   Credit Suisse First Boston (USA) Inc.                                   1,151,980
                      05/19/2006 4.84%
         1,700,000   Credit Suisse First Boston (USA) Inc.                                   1,683,714
                      06/14/2006 4.92%
         1,250,000   Danske Corporation                                                      1,249,539
                      04/06/2006 4.54%
           760,000   Danske Corporation                                                        757,979
                      04/24/2006 4.67%
         1,600,000   Danske Corporation                                                      1,595,744
                      04/24/2006 4.67%
           615,000   E.I. du Pont de Nemours and Company                                       612,469
                      05/05/2006 4.72%
           850,000   E.I. du Pont de Nemours and Company                                       846,509
                      05/05/2006 4.71%
         1,170,000   General Electric Capital Corporation                                    1,163,489
                      05/15/2006 4.87%
           415,000   General Electric Capital Corporation                                      412,686
                      05/15/06, 4.78%
           335,000   General Electric Capital Corporation                                      332,735
                      05/25/2006 4.80%
         1,025,000   HSBC Finance Corporation                                                1,020,356
                      05/08/2006 4.76%
         1,000,000   HSBC Finance Corporation                                                  993,389
                      05/23/2006 4.87%
           935,000   LaSalle Bank Corporation                                                  931,422
                      05/02/2006 4.84%
         1,900,000   Marshall & Ilsley Corporation                                           1,896,158
                      04/19/2006 4.65%
         1,800,000   Marshall & Ilsley Corporation                                           1,789,335
                      05/18/2006 4.85%
           600,000   Merrill Lynch & Co., Inc.                                                 598,747
                      04/19/2006 4.78%
           700,000   Merrill Lynch & Co., Inc.                                                 698,366
                      04/21/2006 4.75%
         1,335,000   Merrill Lynch & Co., Inc.                                               1,330,808
                      04/27/2006 4.80%
         1,600,000   Nordea North America Inc.                                               1,592,576
                      05/09/2006 4.75%
         1,000,000   Nordea North America Inc.                                                 997,177
                      04/25/2006 4.72%
           400,000   Nordea North America Inc.                                                 397,284
                      05/25/2006 4.82%
           335,000   Nordea North America Inc.                                                 332,730
                      05/25/2006 4.81%
         3,000,000   Pfizer Investment Capital plc                                           2,983,660
                      05/16/2006 4.68%
         1,640,000   Proctor & Gamble Com                                                    1,636,438
                      04/20/2006 4.69%
           675,000   Prudential Financial, Inc.                                                672,496
                      05/01/2006 4.86%
           620,000   Prudential Financial, Inc.                                                615,175
                      05/31/2006 4.94%
         1,800,000   Prudential plc                                                          1,782,792
                      06/14/2006 4.91%
         1,900,000   Prudential plc                                                          1,881,468
                      06/15/2006 4.93%
           500,000   Shell International Finance B.V.                                          496,863
                      05/22/2006 4.73%
           825,000   Shell International Finance B.V.                                          819,557
                      05/23/2006 4.85%
           675,000   Shell International Finance B.V.                                          670,566
                      05/23/2006 4.83%
           438,000   Siemens Capital Company, LLC                                              437,778
                      04/07/2006 4.65%
         2,250,000   Siemens Capital Company, LLC                                            2,248,877
                      04/07/2006 4.59%
         1,000,000   Toyota Motor Credit Corporation                                           999,121
                      04/10/2006 4.62%
           455,000   Toyota Motor Credit Corporation                                           454,609
                      04/10/2006 4.53%
           900,000   Toyota Motor Credit Corporation                                           899,094
                      04/11/2006 4.62%
         1,140,000   Toyota Motor Credit Corporation                                         1,137,886
                      04/18/2006 4.57%
         1,000,000   UBS Finance (Delaware) LLC                                                998,890
                      04/12/2006 4.55%
           455,000   UBS Finance (Delaware) LLC                                                454,495
                      04/12/2006 4.55%
           178,000   UBS Finance (Delaware) LLC                                                177,685
                      04/17/2006 4.67%
           580,000   UBS Finance (Delaware) LLC                                                578,754
                      04/20/2006 4.66%
           188,000   UBS Finance (Delaware) LLC                                                187,401
                      04/28/2006 4.71%
           500,000   UBS Finance (Delaware) LLC                                                497,615
                      05/10/2006 4.75%
           385,000   Wal-Mart Stores, Inc.                                                     384,953
                      04/04/2006 4.51%
                                                                                           -----------
TOTAL Commercial Paper   (COST: $   76,886,195)                                             76,886,195
                                                                                           -----------
Variable Rate Demand Note   (  0.02%)
-------------------------------------------------------------
            18,560   Wisconsin Corporate Central Credit Union
                      04/01/2006, 4.58%
TOTAL Variable Rate Demand Note   (COST: $       18,560)                                        18,560
                                                                                           -----------

TOTAL SECURITY HOLDINGS  (100.44%):                                                       76,904,755
LIABILITIES, NET OF OTHER ASSETS  (  -0.44%):                                               (336,390)
                                                                                           -----------
TOTAL NET ASSETS:                                                                          $76,568,365
                                                                                           ===========

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of March 31, 2006, there are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 05/24/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 05/24/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/24/2006